Information of operating segments - Segment information (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of operating segments [line items]
Net sales	R$ 10,968,416	R$ 11,552,921
Cost of sales	(7,807,576)	(7,729,167)
Adjusted EBITDA		4,865,774
Adjustments to EBITDA	(1,643)	109,317
Depreciation, depletion and amortization	2,806,652	2,497,422
Financial result	4,616,436	7,696,213
Net income before taxes	6,391,572	9,955,248
Gross profit	3,160,840	3,823,754
Profit (loss) from operating activities	1,775,136	2,259,035
Total Net Sales
Disclosure of operating segments [line items]
Net sales	10,968,416	11,552,921
Country of domicile
Disclosure of operating segments [line items]
Net sales	2,071,747	2,148,612
Foreign countries
Disclosure of operating segments [line items]
Net sales	8,896,669	9,404,309
Pulp
Disclosure of operating segments [line items]
Cost of sales	(5,938,620)	(5,696,157)
Adjusted EBITDA		4,254,146
Pulp | Total Net Sales
Disclosure of operating segments [line items]
Net sales	8,345,742	8,611,543
Pulp | Country of domicile
Disclosure of operating segments [line items]
Net sales	405,693	457,416
Pulp | Foreign countries
Disclosure of operating segments [line items]
Net sales	7,940,049	8,154,127
Paper
Disclosure of operating segments [line items]
Cost of sales	(1,868,956)	(2,033,010)
Adjusted EBITDA		611,628
Paper | Total Net Sales
Disclosure of operating segments [line items]
Net sales	2,622,674	2,941,378
Paper | Country of domicile
Disclosure of operating segments [line items]
Net sales	1,666,054	1,691,196
Paper | Foreign countries
Disclosure of operating segments [line items]
Net sales	R$ 956,620	R$ 1,250,182